CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Net cash used in operating activities	$ 8,204	¥ 52,189	¥ (85,639)	¥ (146,109)
Net cash provided by (used in) financing activities	(1,488)	(9,466)	394	191,687
Net increase (decrease) in cash and cash equivalents	3,516	22,364	(85,806)	(22,701)
Cash and cash equivalents, beginning of year	7,273	46,268	131,978	152,789
Effect of exchange rate changes on cash and cash equivalents	(410)	(2,607)	96	1,890
Cash and cash equivalents, end of year	10,379	66,025	46,268	131,978
Parent Company [Member]
Net cash used in operating activities	(1,139)	(7,242)	(3,288)	(1,666)
Net cash provided by (used in) financing activities	512	3,255	(452)	7,907
Net increase (decrease) in cash and cash equivalents	(627)	(3,987)	(3,740)	6,241
Cash and cash equivalents, beginning of year	106	671	4,332	1,991
Effect of exchange rate changes on cash and cash equivalents	575	3,657	79	(3,900)
Cash and cash equivalents, end of year	$ 54	¥ 341	¥ 671	¥ 4,332